UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment {  }; Amendment Number:
This Amendment (Check only one.):   {  } is a restatement.
                                    {  } adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          John Hancock Life Insurance Company (U.S.A.)
Address:       601 Congress Street
               Boston, MA 02110-2805


Form 13F File Number:

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Rebecca Amissah
Title: AVP and Counsel
Phone: (617) 572-1863


         Rebecca Amissah           Boston, MA              November 14, 2012
         ---------------           -------------           -----------------
         [Signature]               [City, State]           [Date]


Report Type (check only one.):

[ ]  13F HOLDINGS REPORT
[X]  13F NOTICE
[ ]  13F COMBINATION REPORT


List of other managers reporting for this manager:

Form 13F File Number              Name
--------------------              ----
028-11519                         Manulife Financial Corporation
028-04428                         The Manufacturers Life Insurance Company